Earnings per share - Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share—
Net profit	$ 671,648	$ 608,114	$ 514,097
Weighted-average shares outstanding (in shares)	41,136,000	41,670,000	40,105,000
Non-vested dividend participating awards (in shares)	122,000	127,000	123,000
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	41,258,000	41,797,000	40,228,000
Basic (in dollars per share)	$ 16.28	$ 14.55	$ 12.78
Diluted earnings per share—
Net profit	$ 671,648	$ 608,114	$ 514,097
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	41,258,000	41,797,000	40,228,000
Diluted (in dollars per share)	$ 16.28	$ 14.55	$ 12.78